                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:  28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Vice President
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-5194                  General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                            18
                                                                     -----------
Form 13F Information Table Entry Total:                                       65
                                                                     -----------
Form 13F Information Table Value Total:                              $28,057,437
                                                                     -----------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's position in First Data Corporation included in its September 30, 2001 public Form 13F.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Life Insurance Co. of Nebraska
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        BHG Life Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Blue Chip Stamps
Address:     301 E. Colorado Blvd.
             Pasadena, CA 91101

Form 13F File Number:  28-719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Warren E. Buffett
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:  28-554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Warrent E. Buffett
Title:
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Warren E. Buffett      Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                        0
                                                                     -----------
Form 13F Information Table Entry Total:                                   0
                                                                     -----------
Form 13F Information Table Value Total:                             $     0
                                                                     -----------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Columbia Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cornhusker Casualty Company
Address:     9290 West Dodge Rd.
             Omaha, NE 68114

Form 13F File Number:  28-2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cypress Insurance Company
Address:     1825 S. Grant St.
             San Mateo, CA 94402

Form 13F File Number:  28-6102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GEICO Corporation
Address:     One GEICO Plaza
             Washington, DC 20076

Form 13F File Number:  28-852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Davies
Title:  Vice President
Phone:  301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC       February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Government Employees Insurance Company
Address:     One GEICO Plaza
             Washington, DC 20076-0001

Form 13F File Number:  28-101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Davies
Title:  Vice President
Phone:  301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies      Washington, DC       February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Fire & Marine Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Indemnity Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        National Liability & Fire Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nebraska Furniture Mart, Inc.
Address:     700 South 72nd Street
             Omaha, NE 68114

Form 13F File Number:  28-6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        OBH Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:  28-717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Vice President
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Plaza Investment Managers, Inc.
Address:     One GEICO Plaza
             Washington, DC 20076-0001

Form 13F File Number:  28-2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Wells
Title:  Treasurer
Phone:  301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells        Washington, DC       February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Financial Corporation
Address:     301 E. Colorado Blvd.
             Pasadena, CA 91101

Form 13F File Number:  28-1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Jacobson
Title:  Vice President
Phone:  626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson    Pasadena, CA         February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Financial Insurance Company
Address:     3024 Harney St.
             Omaha, NE 68131

Form 13F File Number:  28-3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Assistant Secretary
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];  Amendment Number: ______

        This Amendment (Check only one.):   [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Wesco Holdings Midwest, Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:  28-3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Treasurer
Phone:  402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg        Omaha, NE            February 13, 2002
-----------------------    -----------------    -------------------
[Signature]                [City, State]        [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name

        28-4545                  Berkshire Hathaway Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2001


                                                                    Column 6
                                     Column 4                 Investment Discretion                                Column 8
                                      Market      Column 5    ----------------------                            Voting Authority
Column 1    Column 2  Column 3         Value      Shares or           (b)      (c)          Column 7        ------------------------
Name of     Title of    CUSIP           (In       Principal   (a)   Shared-  Shared-         Other             (a)       (b)    (c)
Issuer        Class     Number       Thousands)    Amount $   Sole  Defined   Other         Managers           Sole     Shared  None
---------   --------  -------        ----------  ----------   ----  -------  -------        --------           ----     ------  ----
American
 Express
 Co.          Com    025816 10 9      614,775    17,225,400           X               4, 5, 14               17,225,400
                                      285,328     7,994,634           X               4, 10, 14               7,994,634
                                    4,291,932   120,255,879           X               4, 11, 14             120,255,879
                                       69,349     1,943,100           X               4, 3, 14, 16, 17, 18    1,943,100
                                       49,956     1,399,713           X               4, 13, 14               1,399,713
                                       99,646     2,791,974           X               4, 14                   2,791,974
Block H & R   Com    093671 10 5      715,164    15,999,200           X               4, 11, 14              15,999,200
Coca Cola     Com    191216 10 0       18,860       400,000           X               4, 14                     400,000
                                       83,738     1,776,000           X               4, 12, 14               1,776,000
                                      339,744     7,205,600           X               4, 3, 14, 16, 17, 18    7,205,600
                                    1,892,676    40,141,600           X               4, 5, 14               40,141,600
                                    6,598,436   139,945,600           X               4, 11, 14             139,945,600
                                      430,913     9,139,200           X               4, 10, 14               9,139,200
                                       43,001       912,000           X               4, 7, 14                  912,000
                                       22,632       480,000           X               4, 13, 14                 480,000
Dun &
 Bradstreet
 Corp.        Com    26483E 10 0       46,368     1,313,550           X               4, 11, 14               1,313,550
                                      138,724     3,929,850           X               4, 8, 9, 11, 14, 15     3,929,850

First Energy  Com    337932 10 7       75,004     2,144,205           X               4, 11, 14               2,144,205
GATX Corp.    Com    361448 10 3      147,664     4,540,700           X               4, 11, 14               4,540,700
                                       91,056     2,800,000           X               4, 8, 9, 11, 14, 15     2,800,000

Gannett Inc.  Com    364730 10 1      244,502     3,636,800           X               4, 11, 14               3,636,800
The Gillette
 Co.          Com    375766 10 2    2,004,000    60,000,000           X               4, 11, 14              60,000,000
                                      694,720    20,800,000           X               4, 5, 14               20,800,000
                                      213,760     6,400,000           X               4, 10, 14               6,400,000
                                      213,760     6,400,000           X               4, 3, 14, 16, 17, 18    6,400,000
                                       26,720       800,000           X               4, 12, 14                 800,000
                                       53,440     1,600,000           X               4, 7, 14                1,600,000
Great Lakes
 Chemical
 Corp.        Com    390568 10 3      168,714     6,948,700           X               4, 8, 9, 11, 14, 15     6,948,700

Jones
 Apparel
 Group Inc.   Com    480074 10 3      286,891     8,649,100           X               4, 8, 9, 11, 14, 15     8,649,100

La-Z-Boy      Com    505336 10 7        1,180        54,100           X               4, 11, 14                  54,100
Liz
 Claiborne    Com    539320 10 1       48,969       984,300           X               4, 11, 14                 984,300
                                      -------
                                   20,011,622
                                   ----------

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               December 31, 2001


                                                                     Column 6
                                       Column 4               Investment Discretion                               Column 8
                                        Market    Column 5   ----------------------                           Voting Authority
Column 1      Column 2  Column 3        Value     Shares or         (b)      (c)          Column 7         ----------------------
Name of       Title of    CUSIP          (In      Principal  (a)   Shared-  Shared-        Other              (a)     (b)    (c)
Issuer         Class     Number       Thousands)  Amount $   Sole  Defined  Other         Managers            Sole   Shared  None
------------  --------  -------       ---------- ----------  ----  -------  -------       --------            ----   ------  ----
M & T Bank
 Corporation     Com    55261F 10 4     436,886    5,997,060           X            4, 11, 14              5,997,060
                                         39,776      546,000           X            4, 8, 9, 11, 14, 15      546,000
                                         12,071      165,700           X            4, 10, 14                165,700
Moody's          Com    615369 10 5     643,352   16,140,300           X            4, 11, 14             16,140,300
                                        313,288    7,859,700           X            4, 8, 9, 11, 14, 15    7,859,700
Mueller
 Industries      Com    624756 10 2     106,962    3,216,900           X            4, 11, 14              3,216,900
Nike Inc.        Com    654106 10 3     247,777    4,405,700           X            4, 8, 9, 11, 14, 15    4,405,700
                                         29,526      525,000           X            4, 8, 11, 14, 15         525,000
Outback
 Steakhouse
 Inc.            Com    689899 10 2      63,962    1,867,500           X            4, 8, 9, 11, 14, 15    1,867,500

Sealed Air
 Corporation     Com    81211K 10 0     124,432    3,048,300           X            4, 11, 14              3,048,300
Sealed Air
 Corporation   PVD CVA  81211K 20 9      28,165      679,500           X            4, 11, 14                679,500
Shaw Communi-
 cations Inc.    Cl B   82028K 20 0     445,200   21,000,000           X            4, 8, 9, 11, 14, 15   21,000,000
                                         21,200    1,000,000           X            4, 8, 11, 14, 15       1,000,000
Sun Trusts
 Banks Inc.      Com    867914 10 3     310,133    4,946,300           X            4, 11, 14              4,946,300
                                         53,922      860,000           X            4, 5, 14                 860,000
Torchmark
 Corp.           Com    891027 10 4       8,371      212,834           X            4, 1, 11, 14             212,834
                                         17,688      449,728           X            4, 5, 14                 449,728
                                         30,331      771,200           X            4, 11, 14                771,200
                                         25,159      639,700           X            4, 10, 14                639,700
USG
 Corporation     Com    903293 40 5      37,180    6,500,000           X            4, 11, 14              6,500,000
Washington
 Post Co.        Cl B   939640 10 8     473,981      894,304           X            4, 11, 14                                894,304
                                         78,605      148,311           X            4, 1, 2, 6, 11, 14                       148,311
                                        343,527      648,165           X            4, 10, 14                                648,165
                                         19,602       36,985           X            4, 12, 14                                 36,985
Wells Fargo
 & Co. Del       Com    949746 10 1     553,303   12,728,390           X            4, 5, 14              12,728,390
                                          6,521      150,000           X            4, 7, 14                 150,000
                                         44,409    1,021,600           X            4, 3, 14, 16, 17, 18   1,021,600
                                          5,259      120,970           X            4, 10, 14                120,970
                                         26,293      604,860           X            4, 13, 14                604,860
                                         60,597    1,394,000           X            4, 12, 14              1,394,000
                                         36,946      850,000           X            4, 14                    850,000
                                      1,582,102   36,395,260           X            4, 11, 14             36,395,260
Wesco Finl
 Corp.           Com    950817 10 6   1,796,472    5,703,087           X            4, 3, 14               5,703,087
Zenith
 National
 Ins. Corp.      Com    989390 10 9      22,817      816,655           X            4, 11, 14                816,655
                                    -----------
                                      8,045,815
                                    -----------
               GRAND TOTAL          $28,057,437
                                    ===========

                             BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                February 13, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549

Gentlemen:

        Enclosed herewith for filing is one Form 13F for the Quarter ended December 31, 2001 for the following nineteen "Institutional Investment Managers":

                                                       13F File Number
                                                       ---------------
Berkshire Hathaway Inc.                                   28-4545
Berkshire Hathaway Life Ins. Co. of NE                    28-5678
BHG Life Insurance Company                                28-5676
Blue Chip Stamps                                          28-719
Warren E. Buffett                                         28-554
Columbia Insurance Company                                28-1517
Cornhusker Casualty Company                               28-2226
Cypress Insurance Company                                 28-6102
GEICO Corporation                                         28-852
Government Employees Insurance Company                    28-101
National Fire & Marine Ins. Co.                           28-1066
National Indemnity Company                                28-718
National Liability and Fire Ins. Co.                      28-5006
Nebraska Furniture Mart, Inc.                             28-6104
OBH Inc.                                                  28-717
Plaza Investment Managers                                 28-2740
Wesco Financial Corporation                               28-1357
Wesco Financial Insurance Company                         28-3091
Wesco Holdings Midwest, Inc.                              28-3105


        Also enclosed under separate cover are two separate envelopes marked "Confidential Treatment" relating to information omitted from the Forms 13F in accordance with SEC Rule 24b-2.



                                            Yours truly,

                                            BERKSHIRE HATHAWAY INC.


                                            /s/ Marc D. Hamburg
                                            --------------------------------
                                            Marc D. Hamburg
                                            Vice President
Enclosures